LOSS PER ORDINARY SHARE - Computation of basic and diluted loss per share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 07, 2016 USD ($)	Nov. 07, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Computation of basic and diluted loss per share
Net loss			¥ 326,900	¥ 276,412	¥ 98,584
Change in redemption value of redeemable preferred shares				(205,670)	110,926
(Cumulative) Dividend on preferred shares				332,660	7,127
Net loss attributable to ordinary shareholders			¥ 326,900	¥ 403,402	¥ 216,637
Weighted average number of ordinary shares outstanding-basic and diluted | shares			784,566,371	299,093,937	217,987,922
Loss per ordinary share - basic and diluted | ¥ / shares			¥ (0.42)	¥ (1.35)	¥ (0.99)
Conversion of preferred shares to ordinary shares				¥ 97,274
Dividends on redeemable preferred shares				302,944
Preference dividends	$ 50,812	¥ 343,296		¥ 343,296
Ordinary Shares
Computation of basic and diluted loss per share
Shares issued to depository bank (in shares) | shares			20,000,000
Consideration received on issuance of ordinary share to its share depository bank			¥ 0